Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Accounts Receivable, Allowance for Credit Loss
The allowance for credit losses as of June 30, 2024, and 2023 was as follows:

	Six months ended June 30,
	2024	2023
Balance, January 1	$2,599	$2,970
Adjustments and provision for estimated credit losses	276	(728)
Write offs and collections of accounts receivable	(1,219)	(2)
Foreign currency adjustments	(39)	66
Balance, June 30	$1,617	$2,306